Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliation of Total Liability for Environmental Rehabilitation
The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2014	December 31, 2013
Provision for environmental rehabilitation
Opening balance	269.2	373.6
Addition to liabilities - continuing operations	36.7	10.3
Liabilities settled - continuing operations	(2.8)	(2.5)
Accretion of liability - continuing operations	15.4	10.4
Accretion of liability - discontinued operations	—	2.2
Barrick Yilgarn asset purchase	—	55.0
Disposal of discontinued operations	—	(154.9)
Foreign currency translation adjustment	(18.4)	(24.9)

Closing balance	300.1	269.2

Undiscounted Closure Cost Estimates

The provision is calculated using the following undiscounted closure cost estimates:

	December 31, 2014	December 31, 2013
South Africa	32.3	33.3
Ghana	89.4	83.3
Australia	212.7	196.6
Peru	56.4	42.0

Total closure cost estimate [1]	390.8	355.2

(1)	Includes discounting of $90.7 million in the year ended December 31, 2014 (December 31, 2013: $86.0 million) in order to reconcile the gross closure cost estimate of $390.8 million (December 31, 2013: $355.2 million) to the provision for environmental rehabilitation of $300.1 million (December 31, 2013: $269.2 million)